FINANCE INCOME EXPENSES (EXPENSE), NET (Tables)	12 Months Ended
Dec. 31, 2023
Other Income and Expenses [Abstract]
SCHEDULE OF FINANCE INCOME EXPENSES NET
	Year ended December 31
	2023	2022	2021
	U.S. dollars in thousands
Interest on deposits	265	108	-
Foreign exchange losses (gain), net	206	279	(34)
Bank fees	(15)	(10)	(9)
	456	377	(43)